Segment Reporting (Details) - Schedule of operating segments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 10,230,135	$ 18,526,850	$ 6,568,263
Commissions and fees	1,845,994	3,355,205	5,471,602
Compensation and benefits	3,802,793	2,430,636	1,639,288
Occupancy	683,160	591,936	548,331
Communication and technology	1,454,050	823,433	588,353
General and administrative	2,264,318	692,648	539,773
Professional fees	1,565,834	761,238	227,998
Service fees	833,864	384,840	53,592
Interest	183,157	731,812	118
Depreciation	40,556	52,852	32,743
Marketing	651,324	55,378	195,933
Payment service charge	245,030	355,585
Other operating expenses	11,464	10,463	15,406
Total operating expenses	13,581,544	10,246,026	9,313,137
Income (loss) from operations	(3,351,409)	8,280,824	(2,744,874)
Total segment assets	22,906,069	13,418,348	15,672,761
Futures and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenue	2,029,669	2,215,867	2,066,354
Commissions and fees	1,316,800	1,526,852	1,293,577
Compensation and benefits	1,110,192	1,154,378	882,887
Occupancy		202,467	420,732
Communication and technology	455,323	469,818	505,152
General and administrative	55,028	72,403	85,208
Professional fees	26,690	7,369	21,081
Service fees
Interest
Depreciation	13,000	26,845	26,487
Marketing	222	2,608	8,736
Payment service charge
Other operating expenses		5,739	3,063
Total operating expenses	2,977,255	3,468,479	3,246,923
Income (loss) from operations	(947,586)	(1,252,612)	(1,180,569)
Total segment assets	4,624,325	4,823,056	12,243,072
Insurance brokerage services [Member]
Segment Reporting Information [Line Items]
Revenue	959,299	2,648,141	5,378,679
Commissions and fees	413,351	1,506,223	4,157,668
Compensation and benefits	256,529	334,964	363,523
Occupancy	277,414	198,637	1,021
Communication and technology	5,160	7,269	4,596
General and administrative	48,210	69,765	93,880
Professional fees	16,813	702	28,710
Service fees
Interest
Depreciation	4,128	4,087	4,086
Marketing	222		185,019
Payment service charge
Other operating expenses			1,359
Total operating expenses	1,021,827	2,121,647	4,839,862
Income (loss) from operations	(62,528)	526,494	538,817
Total segment assets	213,495	352,377	370,114
Market making (CFD) trading and other [Member]
Segment Reporting Information [Line Items]
Revenue	7,034,447	12,843,574
Commissions and fees	115,843	322,130
Compensation and benefits
Occupancy	6,600	1,200
Communication and technology	643,630	343,556
General and administrative	243,172	140,598
Professional fees	278,719	118,929
Service fees	314,342	119,711
Interest	52,240
Depreciation
Marketing	166,013	51,714
Payment service charge	245,030	355,585
Other operating expenses
Total operating expenses	2,065,589	1,453,423
Income (loss) from operations	4,968,858	11,390,151
Total segment assets	14,636,139	5,307,525
Other [Member]
Segment Reporting Information [Line Items]
Revenue	206,720	819,268	(876,770)
Commissions and fees			20,357
Compensation and benefits	2,436,072	941,294	392,878
Occupancy	399,146	189,632	126,578
Communication and technology	349,937	2,790	78,605
General and administrative	1,917,908	409,882	360,685
Professional fees	1,243,612	634,238	178,207
Service fees	519,522	265,129	53,592
Interest	130,917	731,812	118
Depreciation	23,428	21,920	2,170
Marketing	484,867	1,056	2,178
Payment service charge
Other operating expenses	11,464	4,724	10,984
Total operating expenses	7,516,873	3,202,477	1,226,352
Income (loss) from operations	(7,310,153)	(2,383,209)	(2,103,122)
Total segment assets	$ 3,432,110	$ 2,935,390	$ 3,059,575